Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Investments in and Advances to Affiliates

6. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The investments in and advances to affiliates primarily relate to 20% to 50% owned companies. Ricoh's equity in the underlying net book values of the companies is approximately equal to their individual carrying values of ¥819 million and ¥213 million ($2,566 thousand) at March 31, 2010 and 2011, respectively.

Summarized financial information for all affiliates for the year ended March 31, 2009 is as follows:

Millions of Yen
Operations	2009
Sales	¥4,617
Costs and expenses	4,785

Net loss attributable to controlling interests	¥(168)

Summarized financial information for all affiliates as of March 31, 2010 and 2011 and for the years ended March 31, 2010 and 2011 is omitted because these investees are insignificant to Ricoh's consolidated financial position or results of operations.

The significant transactions of Ricoh with these affiliates for the year ended March 31, 2009 are summarized as follows:

Millions of Yen
2009
Transactions:
Sales	¥6,677
Purchases	1,773
Dividend income	188

Transactions of Ricoh with these affiliates for the years ended March 31, 2010 and 2011, and the related account balances at March 31, 2010 and 2011 are omitted because there were no significant transactions or balances with these affiliates.